SALOMON BROTHERS HIGH INCOME FUND INC

November 17, 1995

Dear Shareholder:

Net asset value for the Salomon Brothers High Income Fund (the "Fund") rose to $13.28 per share as of September 30, 1995 from $13.09 at the beginning of the quarter. Dividends of $0.375 per share were paid during the quarter. The net asset value return for the period, assuming reinvestment of dividends in additional shares of the Fund, was 4.38% compared with an increase of 3.01% in the Salomon Brothers High-Yield Bond Index.

High-yield corporate bonds accounted for 69% of the Fund's total assets at the end of the quarter and emerging markets sovereign debt securities accounted for 21% of total assets.

HIGH-YIELD BONDS

The market for high-yield bonds was strong in the latest quarter: the 3.01% gain in the Salomon Brothers High-Yield Bond Index compares with a 1.68% advance for the Salomon Brothers Treasury Index. Weak second quarter economic data caused the Federal Reserve to cut the discount rate by 25 basis points. Lower rates prompted investors to anticipate economic strengthening which produced some narrowing in spreads between high-yield and Treasury bonds by mid-summer. By the end of the quarter, however, market skittishness over a heavy financing calendar in the fourth quarter brought yield spreads close to where they were at the start of the period.

The transportation and media sectors continued to lead the market in the September quarter. Fundamentals for airline companies have shown dramatic improvement, reflecting strong pricing and utilization trends. Rail companies have also been strong performers. The media sector is being driven by growing acceptance and demand for new telecommunications technology. This sector has also been boosted by investor optimism about the prospects for a bill, now before Congress, that would liberalize regulation of the telecommunications industry.

The consumer sector performed poorly in the quarter. Consumers are burdened with high debt levels, and they are cautious in their approach to spending. Retailers enjoy little pricing flexibility in this environment.

CURRENT HOLDINGS

We continue to steer the portfolio away from consumer cyclical industries: these holdings were pared from 8.4% at the beginning of the quarter to 6.7% of total assets at the end of the quarter. Consumer non-cyclicals, 28.1% of total assets on September 30, have received greater emphasis. Media and telecommunications companies accounted for 12.0% of total assets at quarter end. We are emphasizing companies with strong financial fundamentals in the basic industries sector (8.8% of total assets), given our forecast of a slowdown in the U.S. economy.

SALOMON BROTHERS HIGH INCOME FUND INC

High-yield financings totaled almost $10 billion in the September quarter, marking a slowdown from the $14 billion total for the prior period. High-yield mutual funds saw inflows increase slightly in the quarter to $2.3 billion from $2.0 billion, which helped absorb some of the new financing.

EMERGING MARKETS

In the latest quarter, the Salomon Brothers Brady Bond Index advanced 6.5%, down from the 22% jump in the second quarter but still significantly above Treasuries. Performance in the latest quarter was driven by Brazil, which was up by 11.08%. Investments in Brazil, the Fund's largest holding, accounted for 5.6% of total assets at quarter end. The outlook for Brazil appears good based on ongoing constitutional reforms, a stable currency and progress against inflation.

The market for Argentine debt has been volatile. Investors are concerned about the possibility that Finance Minister Domingo Cavallo, who is seen as the principal architect of economic reform, will leave the administration. Investments in Argentina accounted for 3.4% of total assets at the end of the quarter.

News from Mexico (1.6% of total assets on September 30) has been discouraging. It now appears that any economic rebound in Mexico will not occur before 1996 at the earliest.

We encourage you to read the financial statements that follow for further details about the Fund. A recorded periodic update reviewing the performance of the high-yield corporate and sovereign debt markets and the net asset value and share price of the Fund is available by calling (800) 725-6666.

                                                    Sincerely,

                                                    /s/ MICHAEL S. HYLAND
                                                    ---------------------
                                                    MICHAEL S. HYLAND
                                                    Chairman and President

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS

September 30, 1995 (unaudited)

   PRINCIPAL
    AMOUNT
     (000)              CORPORATE BONDS -- 71.63%                                                      VALUE
  ------------------------------------------------------------------------------------------------------------
                        BASIC INDUSTRIES -- 9.11%
          $ 750         Berry Plastics, 12.25%, 4/15/04..........................................   $    787,500
          1,000         Crown Paper Company, 11.00%, 9/01/05.....................................        985,000
          1,000         Harris Chemical, Zero Coupon until 1/15/96 (10.25% thereafter),
                          7/15/01................................................................        885,000
          1,750         Ivex Holdings, Zero Coupon until 3/15/00 (13.25% thereafter), 3/15/05....      1,015,000
          1,000         Renco Metals Inc., 12.00%, 7/15/00.......................................      1,075,000
          1,000         Repap Wisconsin, 9.875%, 5/01/06.........................................        960,000
                                                                                                    ------------
                                                                                                       5,707,500
                                                                                                    ------------
                        CONSUMER CYCLICALS -- 6.97%
          1,000         Carrols, 11.50%, 8/15/03.................................................        990,000
          1,000         Cole National Group, Inc., 11.25%, 10/01/01..............................        990,000
          1,000         Family Restaurants, 9.75%, 2/01/02.......................................        510,000
          1,000         Flagstar Corp., 10.75%, 9/15/01..........................................        940,000
          1,000         Specialty Retailer, 11.00%, 8/15/03......................................        940,000
                                                                                                    ------------
                                                                                                       4,370,000
                                                                                                    ------------
                        CONSUMER NON-CYCLICALS -- 29.18%
          1,000         Bally's Grand, 10.375%, 12/15/03.........................................        985,000
          1,000         Borg-Warner Security Corp., 9.125%, 5/01/03..............................        820,000
          1,000         Dade International Inc., 13.00%, 2/01/05.................................      1,067,500
          1,000         Herff Jones, Inc., 11.00%, 8/15/05(A)....................................      1,025,000
          2,000         International Semi-Tech, Zero Coupon until 8/15/00
                          (11.50% thereafter), 8/15/03...........................................      1,035,000
          1,500         Mohegan Tribal Gaming, 13.50%, 11/15/02..................................      1,556,250
          1,000         Pathmark Stores, 9.625%, 5/01/03.........................................        985,000
          1,000         Penn Traffic Co., 9.625%, 4/15/05........................................        810,000
          1,000         Ralph's Grocery, 11.00%, 6/15/05.........................................        935,000
          1,000         Revlon Worldwide, Zero Coupon, 3/15/98...................................        731,250
          1,000         Samsonite Corp., 11.125%, 7/15/05(A).....................................        970,000
          1,000         Selmer Co. Inc., 11.00%, 5/15/05(A)......................................        970,000
          1,000         Specialty Foods, 11.125%, 10/01/02.......................................        980,000
          1,250         Telex Communications, Inc., 12.00%, 7/15/04..............................      1,290,625
          2,549         Trump Taj Mahal, 11.35%, 11/15/99**......................................      2,153,259
          2,000         William House Regency, Inc., 11.50%, 6/15/05.............................      1,980,000
                                                                                                    ------------
                                                                                                      18,293,884
                                                                                                    ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)

September 30, 1995 (unaudited)

   PRINCIPAL
    AMOUNT
     (000)              CORPORATE BONDS (CONTINUED)                                                     VALUE
  ------------------------------------------------------------------------------------------------------------
                        ENERGY -- 3.03%
         $3,000         Clark R&M Holdings, Zero Coupon, 2/15/00.................................   $  1,897,500
                                                                                                    ------------
                        INDUSTRIAL/MANUFACTURING -- 9.31%
          1,150         Foamex, 11.875%, 10/01/04................................................      1,127,000
          1,500         Jordan Industries, 10.375%, 8/01/03......................................      1,402,500
            500         Motor Wheel, 11.50%, 3/01/00.............................................        453,750
          1,000         Terex Corporation, 13.75%, 5/15/02.......................................        825,000
            670         UCAR Global Enterprises, 12.00%, 1/15/05.................................        747,050
          1,500         Venture Holdings Trust, 9.75%, 4/01/04...................................      1,278,750
                                                                                                    ------------
                                                                                                       5,834,050
                                                                                                    ------------
                        MEDIA/TELECOMMUNICATIONS -- 12.44%
          1,000         Adelphia Communications, 12.50%, 5/15/02.................................      1,002,500
    2,500 Units         In Flight Phone, Zero Coupon until 5/15/98 (14.00% thereafter),
                          5/15/02(A)#............................................................      1,000,000
          1,000         Katz Corporation, 12.75%, 11/15/02.......................................      1,080,000
          1,750         Marcus Cable Co., Zero Coupon until 6/15/00
                          (14.25% thereafter), 12/15/05(A).......................................      1,015,000
          1,000         New City Communications, 11.375%, 11/01/03...............................        975,000
    2,000 Units         People's Choice TV Corp., Zero Coupon until 6/01/00
                          (13.135% thereafter), 6/01/04##........................................      1,045,000
            750         Sinclair Broadcasting, 10.00%, 9/30/05...................................        764,063
          1,500         United International Holdings, Zero Coupon, 11/15/99.....................        915,000
                                                                                                    ------------
                                                                                                       7,796,563
                                                                                                    ------------
                        TRANSPORTATION -- 1.59%
          1,000         Petro PSC Properties, 12.50%, 6/01/02....................................        997,500
                                                                                                    ------------
                        TOTAL CORPORATE BONDS (cost $45,580,430).................................     44,896,997
                                                                                                    ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)

September 30, 1995 (unaudited)

   PRINCIPAL
    AMOUNT
     (000)              SOVEREIGN BONDS -- 19.74%                                                      VALUE
  ------------------------------------------------------------------------------------------------------------
         $3,500         Republic of Argentina, FRB, 6.8125%, 3/31/05*............................   $  2,176,563
          4,503         Federal Republic of Brazil, C Bond, 8.00%, 4/15/14**.....................      2,405,031
          2,000         Republic of Brazil, "New" New Money, 7.3125%, 4/15/09*...................      1,208,750
            500         Republic of Bulgaria, Discount Bond, Series A, 6.75%, 7/28/24*...........        255,000
          2,500         Republic of Bulgaria, FLIRB, Series A, 2.00%, 7/28/12*...................        659,375
          2,300         Costa Rica Series A, Principal Bond, 6.25%, 5/21/10......................      1,265,000
          1,000         Republic of Panama, FRN, 7.25%, 5/10/02*.................................        810,000
          4,000         Republic of Poland, PDI Bonds, 3.25%, 10/27/14*..........................      2,535,000
          1,750         United Mexican States, Par Bonds, Series B, 6.25%, 12/31/19 (including
                          1,750,000 rights)......................................................      1,060,937
                                                                                                    ------------
                        TOTAL SOVEREIGN BONDS (cost $12,321,138).................................     12,375,656
                                                                                                    ------------

                        LOAN PARTICIPATION -- 2.25%
  ------------------------------------------------------------------------------------------------------------
          2,250         Kingdom of Morocco, Tranche A, 6.6875%, 1/01/09*
                          (Morgan Guaranty Trust Company of New York)+ (cost $1,306,535).........      1,409,062
                                                                                                    ------------
                        WARRANTS(B) -- .24%
    ------------------------------------------------------------------------------------------------------------
   750 Warrants         Berry Plastics (exercise price of $18.797 per share expiring on 4/15/04
                          for 1.13237 shares of common stock)....................................          9,375
 1,000 Warrants         Petro PSC Properties (exercise price of $0, expiring on 7/01/97;
                          exchangeable for $55,380 principal amount of Notes or an equivalent
                          number of shares)......................................................         34,000
 2,875 Warrants         United International Holdings (exercise price of $15 per share expiring
                          on 11/15/99 for common stock)..........................................        109,250
                                                                                                    ------------
                        TOTAL WARRANTS (cost $108,830)...........................................        152,625
                                                                                                    ------------
                        REPURCHASE AGREEMENT -- 1.84%
    ------------------------------------------------------------------------------------------------------------
          1,156         State Street Bank and Trust Company, 5.75%, cost $1,156,000, dated
                          9/29/95, $1,156,554 due 10/2/95, (collateralized by $1,150,000, 6.125%
                          U.S. Treasury Notes due 5/15/98, valued at $1,181,625).................      1,156,000
                                                                                                    ------------
                        TOTAL INVESTMENTS -- 95.70% (cost $60,472,933)...........................     59,990,340
                                                                                                    ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (concluded)

September 30, 1995 (unaudited)

                                                                                                       VALUE
  ------------------------------------------------------------------------------------------------------------
                        CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.30%..................   $  2,692,236
                                                                                                    ------------
                        NET ASSETS -- 100.00%
                            (equivalent to $13.28 per share on 4,721,633 common
                            shares outstanding)..................................................   $ 62,682,576
                                                                                                    ------------

--------------------------------------------------------------------------------

  * Rate shown reflects current rate on instrument with variable rate or step coupon rate.

 ** Payment-in-kind security for which part of the interest earned is capitalized as additional principal.

(A) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

  # Each unit is comprised of a $1,000 par Senior Discount Note due 5/15/02 and a warrant to purchase one share of common stock.

 ## Each unit is comprised of a $1,000 par Senior Discount Note due 6/01/04 and a warrant to purchase 1.427 shares of common stock.

  + Participation interest was acquired through the financial institution indicated parenthetically.

(B) Non-income producing security.

    FLIRB -- Front-Loaded Interest Reduction Bonds.

    FRB   -- Floating Rate Bonds.

    FRN   -- Floating Rate Notes.

    PDI   -- Past Due Interest.

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

September 30, 1995 (unaudited)

ASSETS
Investments, at value (cost -- $60,472,933)...................................................   $59,990,340
Cash..........................................................................................       179,930
Receivable for investments sold...............................................................     3,233,750
Interest receivable...........................................................................     1,523,518
Unamortized organization expenses.............................................................        58,700
Prepaid expenses..............................................................................         3,948
                                                                                                 -----------
        Total assets..........................................................................    64,990,186
                                                                                                 -----------
LIABILITIES
Payable for investments purchased.............................................................     2,160,000
Accrued audit and tax return preparation fees.................................................        38,720
Management fee payable to SBAM (Note 3).......................................................        35,722
Accrued legal fee.............................................................................        29,875
Accrued annual meeting fee....................................................................        10,059
Accrued printing expense......................................................................         6,433
Accrued custodian fee.........................................................................         5,852
Accrued directors' fee........................................................................         3,503
Other accrued expenses........................................................................        17,446
                                                                                                 -----------
        Total liabilities.....................................................................     2,307,610
                                                                                                 -----------
NET ASSETS
Common Stock ($.001 par value, authorized 100,000,000;
  outstanding 4,721,633 shares)...............................................................         4,722
Additional paid-in capital....................................................................    65,451,162
Undistributed net investment income...........................................................       201,926
Accumulated net realized loss on investments..................................................    (2,492,641)
Net unrealized depreciation on investments....................................................      (482,593)
                                                                                                 -----------
        Net assets............................................................................   $62,682,576
                                                                                                 -----------
NET ASSET VALUE PER SHARE ($62,682,576 / 4,721,633 shares)....................................        $13.28
                                                                                                 -----------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

For the nine months ended September 30, 1995 (unaudited)

INCOME
    Interest (includes discount accretion of $1,425,705).......................................    $ 5,903,750
EXPENSES
    Management fee..................................................................   $317,551
    Audit and tax return preparation services.......................................     38,220
    Legal...........................................................................     35,763
    Transfer agent..................................................................     27,300
    Printing........................................................................     26,208
    Directors' fees and expenses....................................................     22,386
    Amortization of deferred organization costs.....................................     18,564
    Annual meeting expense..........................................................     14,742
    Listing fee.....................................................................     13,759
    Custodian.......................................................................     12,285
    Other...........................................................................     12,574        539,352
                                                                                       --------    -----------
    Net investment income...........................................................                 5,364,398
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Loss on Investments...........................................................     (2,378,838)
    Change in Net Unrealized Depreciation on Investments.......................................      4,474,040
                                                                                                   -----------
    Net realized loss and change in net unrealized depreciation................................      2,095,202
                                                                                                   -----------
    NET INCREASE IN NET ASSETS FROM OPERATIONS.................................................    $ 7,459,600
                                                                                                   -----------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                            NINE MONTHS
                                                                               ENDED              YEAR ENDED
                                                                         SEPTEMBER 30, 1995      DECEMBER 31,
                                                                            (UNAUDITED)              1994
------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income...........................................        $  5,364,398         $ 6,488,619
    Net realized gain (loss) on investments.........................          (2,378,838)          1,167,548
    Change in net unrealized appreciation (depreciation)............           4,474,040         (12,020,441)
                                                                         ------------------      ------------
    Net increase (decrease) in net assets from operations...........           7,459,600          (4,364,274)
                                                                         ------------------      ------------
DIVIDENDS
    From net investment income......................................          (5,288,632)         (6,465,962)
    From net realized gains.........................................            (317,263)         (1,797,896)
                                                                         ------------------      ------------
    Net decrease in net assets from dividends.......................          (5,605,895)         (8,263,858)
                                                                         ------------------      ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued in reinvestment of dividends
      (37,220 and 34,248 shares issued).............................             484,590             490,196
    Additional offering expenses....................................                  --             (13,000)
                                                                         ------------------      ------------
    Net increase in net assets from capital share transactions......             484,590             477,196
                                                                         ------------------      ------------
    Total increase (decrease) in net assets.........................           2,338,295         (12,150,936)
NET ASSETS
    Beginning of period.............................................          60,344,281          72,495,217
                                                                         ------------------      ------------
    End of period (includes undistributed net investment income of
      $201,926 and $126,160, respectively)..........................        $ 62,682,576         $60,344,281
                                                                         ------------------      ------------

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(unaudited)

NOTE 1. ORGANIZATION AND COMMON STOCK OFFERING

Salomon Brothers High Income Fund Inc (the "Fund") was incorporated in Maryland on September 14, 1992 and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on January 29, 1993.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) SECURITIES VALUATION.   In valuing the Fund's assets, all securities for
which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination and (ii) at the bid price if there were no sales price on such date. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as at the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS.   Investment transactions are recorded on the trade
date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on ex-dividend date.

(c) FEDERAL INCOME TAXES.   The Fund has complied and intends to continue to
comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(d) DIVIDENDS AND DISTRIBUTIONS.   The Fund declares and pays dividends to
shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

(e) UNAMORTIZED ORGANIZATION EXPENSES.   Organization expenses amounting to
$125,000 were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a five-year period from commencement of operations.

(f) REPURCHASE AGREEMENTS.   When entering into repurchase agreements, it is the
Fund's policy to take possession, through its custodian, of the underlying collateral and to monitor its value at the time the arrangement is entered into and at all times during the term of the repurchase agreement to ensure that it always equals or exceeds the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS

The Fund has retained SBAM, an indirect wholly owned subsidiary of Salomon Inc, to act as investment manager and administrator of the Fund subject to supervision by the Board of Directors of the Fund. The management fee for these services is payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

Certain officers and/or directors of the Fund are also officers and/or directors of the investment manager and administrator.

The Fund pays each Director not affiliated with SBAM a fee of $5,000 per year, plus a fee of $700 and reimbursement for travel and out-of-pocket expenses for each board and committee meeting attended.

NOTE 4. PORTFOLIO ACTIVITY

Purchases and sales of investment securities, other than short-term investments, for the nine months ended September 30, 1995, aggregated $54,759,283 and $58,011,774, respectively. The federal income tax cost basis of the Fund's investments at September 30, 1995 was substantially the same as the cost basis for financial reporting. Gross unrealized appreciation and depreciation amounted to $2,100,586 and $2,583,179, respectively, resulting in net unrealized depreciation for federal income tax purposes of $482,593.

NOTE 5. LOAN PARTICIPATIONS

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

NOTE 6. CREDIT RISK

The yields of emerging markets debt obligations and high yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

NOTE 7. DIVIDENDS SUBSEQUENT TO SEPTEMBER 30, 1995

On October 2, 1995, the Board of Directors of the Fund declared a common stock dividend from net investment income of $0.125 per share payable on October 31, 1995 to shareholders of record on October 12, 1995.

On November 1, 1995, the Board of Directors of the Fund declared a common stock dividend from net investment income of $0.125 per share payable on November 30, 1995 to shareholders of record on November 13, 1995.

SALOMON BROTHERS HIGH INCOME FUND INC

-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

                                                      NINE MONTHS
                                                         ENDED                YEAR ENDED      PERIOD ENDED
                                                   SEPTEMBER 30, 1995        DECEMBER 31,     DECEMBER 31,
                                                      (UNAUDITED)                1994            1993*
----------------------------------------------------------------------------------------------------------
    Net asset value, beginning of period........          $12.88                 $15.59          $13.95
                                                         -------             ------------     ------------
    Net investment income.......................            1.14                   1.38             1.18
    Net gain/(loss) on securities (both realized
      and unrealized)...........................             .45                  (2.32)            1.94
                                                         -------             ------------     ------------
    Total from investment operations............            1.59                  (0.94)            3.12
                                                         -------             ------------     ------------
    Less distributions
      Dividends from net investment income......           (1.12)                 (1.39)           (1.16)
      Dividends from net realized gains.........            (.07)                 (0.38)           (0.23)
                                                         -------             ------------     ------------
    Total distributions.........................           (1.19)                 (1.77)           (1.39)
                                                         -------             ------------     ------------
    Offering costs on issuance of common
      stock.....................................        --                       --                (0.09)
                                                         -------             ------------     ------------
    Net asset value, end of period..............          $13.28                 $12.88           $15.59
                                                   ==================        =============    =============
    Per share market value, end of period.......         $13.875                $12.875          $15.875
                                                   ==================        =============    =============
    Total investment return based on market
      price per share**.........................          18.05%                 (8.04%)          25.10%#
Ratios/supplemental data:
    Net assets, end of period (000).............        $ 62,683               $ 60,344         $ 72,495
    Ratio of expenses to average net assets.....           1.18%(a)               1.13%            1.09%(a)
    Ratio of net investment income to average
      net assets................................          11.78%(a)               9.91%            8.64%(a)
    Portfolio turnover rate.....................          93.49%                  76.6%            49.6%

--------------------------------------------------------------------------------

  * For the period January 29, 1993 (commencement of investment operations) through December 31, 1993.

 ** Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

  # Return calculated based on beginning of period price of $13.95 (initial offering price of $15.00 less sales load of $1.05) and end of period market value of $15.875 per share. The calculated return has not been annualized.

(a) Annualized.

                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

--------------------------------------------------------------------------------
SELECTED QUARTERLY FINANCIAL INFORMATION

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED):

                                                                                            NET REALIZED GAIN
                                                                                           (LOSS) & CHANGE IN
                                                                                             NET UNREALIZED
                                                                      NET INVESTMENT          APPRECIATION
                                                                          INCOME             (DEPRECIATION)
                                                                    ------------------    ---------------------
                        QUARTERS ENDED(A)                           TOTAL    PER SHARE      TOTAL     PER SHARE
 ------------------------------------------------------------------------------------------------------------
March 31, 1993(b).................................................  $  855     $ .19      $   2,012    $   .44
June 30, 1993.....................................................   1,718       .37          2,629        .57
September 30, 1993................................................   1,498       .32            841        .18
December 31, 1993.................................................   1,434       .30          3,460        .75
March 31, 1994....................................................   1,589       .34         (5,201)     (1.12)
June 30, 1994.....................................................   1,578       .33         (1,684)      (.35)
September 30, 1994................................................   1,620       .35           (302)      (.07)
December 31, 1994.................................................   1,702       .36         (3,666)      (.78)
March 31, 1995....................................................   1,829       .39         (1,529)      (.33)
June 30, 1995.....................................................   1,789       .38          2,747        .59
September 30, 1995................................................   1,746       .37            877        .19

--------------------------------------------------------------------------------

(a) Totals expressed in thousands of dollars except per share amounts.

(b) For the period January 29, 1993 (commencement of investment operations) through March 31, 1993.

                See accompanying notes to financial statements.

SALOMON BROTHERS HIGH INCOME FUND INC

-----------
DIRECTORS

CHARLES F. BARBER
      Consultant; formerly Chairman,
      ASARCO Incorporated

THOMAS W. BROCK
      Chairman and Chief
      Executive Officer, Salomon
      Brothers Asset Management Inc

DANIEL P. CRONIN
      Vice President -- General Counsel,
      Pfizer International Inc

ALLAN C. HAMILTON
      Consultant, formerly
      Vice President and
      Treasurer, Exxon Corp.

MICHAEL S. HYLAND
      Chairman and President;
      President, Salomon Brothers
      Asset Management Inc

RIORDAN ROETT
      Professor and Director,
      Latin American Studies Program,
      Paul H. Nitze School of Advanced
      International Studies,
      Johns Hopkins University

JESWALD W. SALACUSE
      Henry J. Braker Professor of Commercial
      Law, and formerly Dean, The Fletcher
      School of Law & Diplomacy
      Tufts University

---------
OFFICERS

MICHAEL S. HYLAND
      Chairman and President

PETER J. WILBY
      Executive Vice President

LAWRENCE H. KAPLAN
      Executive Vice President

ALAN M. MANDEL
      Treasurer

LAURIE A. PITTI
      Assistant Treasurer

TANA E. TSELEPIS
      Secretary

-----------------------------------------------------
SALOMON BROTHERS HIGH INCOME FUND INC

      7 World Trade Center
      New York, New York 10048

TELEPHONE
      1-800-725-6666

INVESTMENT MANAGER
      Salomon Brothers Asset Management Inc
      7 World Trade Center
      New York, New York 10048

CUSTODIAN
      The Chase Manhattan Bank, N.A.
      Four Metrotech Center
      Brooklyn, New York 11245

DIVIDEND DISBURSING AND TRANSFER AGENT
      American Stock Transfer & Trust Company
      40 Wall Street
      New York, New York 10005

INDEPENDENT ACCOUNTANTS
      Price Waterhouse LLP
      1177 Avenue of the Americas
      New York, New York 10036

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL
      HIF

--------------------------------------------------------------------------------

    AMERICAN STOCK TRANSFER & TRUST COMPANY                                     ---------------------
    40 WALL STREET                                                                    BULK RATE
    NEW YORK, NEW YORK 10005                                                         U.S. POSTAGE
                                                                                         PAID
                                                                                  STATEN ISLAND, NY
                                                                                      PERMIT NO.
                                                                                         169
                                                                                ---------------------

           ---------------------------------------------------------------------
                                               SALOMON BROTHERS

                                               HIGH INCOME FUND INC



                                               INTERIM REPORT
                                               SEPTEMBER 30, 1995




                                         ---------------------------------------
                                             SALOMON BROTHERS ASSET MANAGEMENT

                                             -----------------------------------